Note 5 - Trade and Other Receivables, Net - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Trade accounts receivable, net	$ 188,364	$ 241,969
Accrued gas receivables	1,119	7,224
Unbilled revenues, net	102,650	121,993
Commodity receivables and other	63,959	32,721
Trade and other current receivables	$ 356,092	$ 403,907